Right-of-Use Assets and Lease Liabilities	12 Months Ended
Dec. 31, 2020
Disclosure of quantitative information about leases for lessee [abstract]
RIGHT-OF-USE ASSETS AND LEASE LIABILITIES

NOTE 6:- RIGHT-OF-USE ASSETS AND LEASE LIABILITIES

Set out below, are the carrying amounts of the Company’s right-of-use assets and lease liabilities and the movements during the year:

	Right-of-use assets
	Offices and labs	Vehicles	Production plant	Total	Lease liabilities

As of January 1, 2020	$934	$175	$4,024	$5,133	$5,971

Depreciation expense	(1,318)	(201)	(521)	(2,040)	-
Interest expense	-	-	-	-	707
Additions	3,282	127	-	3,409	3,402
Payments	-	-	-	-	(2,145)
Other	-	(27)	(1)	(28)	(25)

As of December 31, 2020	$2,898	$74	$3,502	$6,474	$7,910

The Company has entered into commercial, real estate lease agreements which consist of the office building and production plant. The leases are under non-cancellable terms and mature over one to seven years.

The Company rents vehicles under an operating lease agreement, for a fixed monthly fee of $23. The leases are under non-cancellable terms and mature over one to three years.

The future minimum lease fees payable as of December 31, 2020 are as follows:

First year	$2,363
Second through fifth years	4,650
After fifth year	1,304

$8,317

The Company has several lease contracts that include extension and termination options. These options are negotiated by management to provide flexibility in managing the leased-asset portfolio and align with the Company’s business needs. Management exercises significant judgement in determining whether these extension and termination options are reasonably certain to be exercised. As of December 31, 2020, the Company does not expect to exercise the options.

The Company also has a lease of office space with lease terms of 12 months or less with a low value. The Company applies the ‘short-term lease’ recognition exemption for this lease. The total lease expense attributed to this lease for the year ended December 31, 2020, was $33.

Following are the amortization periods of the right-of-use assets by class of underlying asset:

%

Production plant	11
Offices and labs	50
Vehicles	33 - 100